BlackRock Funds II
BlackRock Aggressive Growth Prepared Portfolio
BlackRock Growth Prepared Portfolio
BlackRock Moderate Prepared Portfolio
BlackRock Conservative Prepared Portfolio
(each, a “Fund” and collectively, the “Funds”)

Supplement Dated June 5, 2009 to the
Prospectus and Statement of Additional Information

Effective immediately, each of the Blackrock Aggressive Growth Prepared Portfolio, BlackRock Growth Prepared Portfolio and BlackRock Moderate Prepared Portfolio, has added the Standard & Poor’s (“S&P”) 500® Index as a performance benchmark. The S&P 500® Index is a widely recognized unmanaged index of stock market performance covering 500 industrial, utility, transportation and financial companies of the U.S. markets. For the one year period ended December 31, 2008 the average annual total return for the S&P 500® Index was -37.00%. For the period from December 21, 2006, each Fund’s inception date, to December 31, 2008, the average annual total return for the S&P 500® Index was -18.23%. Each of the BlackRock Aggressive Growth Prepared Portfolio, BlackRock Growth Prepared Portfolio and BlackRock Moderate Prepared Portfolio will also continue to use its customized weighted index as a performance benchmark.

Effective immediately, the BlackRock Conservative Prepared Portfolio has added the Barclays Capital U.S. Aggregate Bond Index as its performance benchmark. The Barclays Capital U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and Government agency issues with at least one year to maturity. For the one year period ended December 31, 2008 the average annual total return for the Barclays Capital U.S. Aggregate Bond Index was 5.24%. For the period from December 21, 2006, the Fund’s inception date, to December 31, 2008, the average annual total return for the Barclays Capital U.S. Aggregate Bond Index was 5.75%. The BlackRock Conservative Prepared Portfolio will also continue to use the Barclays Capital U.S. Aggregate Bond Index (60%)/Russell 3000® Index (32%)/MSCI EAFE Index® (8%), a customized weighted index, as a performance benchmark.

Code# PR&SAI-PP-0609-SUP